Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Schedule of Interests in Joint Ventures
The table below lists the Group’s investment in joint ventures for the years ended December 31 2018 and 2017:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	2018	2017
CHS AGRO S.A.	Argentina	50%	50%

Schedule of Joint Ventures Accounted for using Equity Method to Carrying Amount of Interest in Joint Venture
The following amounts represent the assets (including goodwill) and liabilities, and income and expenses of the joint ventures:

2018
Assets:
Non-current assets	9,860
Current assets	6,710
16,570
Liabilities:
Non-current liabilities	25,949
Current liabilities	18,622
44,571
Net liabilities of joint venture	(28,001)

	2018	2017
Income	9,305	14,879
Expenses	(31,989)	(22,657)
Loss before income tax	(22,684)	(7,778)